Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss per Share
Schedule of potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding

	June 30,
	2023	2022
Preferred stock	627,982,018	470,260,803
Preferred stock warrants	118,268,175	1,865,455
Common stock warrants	—	—
Options to purchase common stock	69,389,688	60,859,556
	815,639,881	532,985,814

	December 31,
	2022	2021
Preferred stock	498,832,231	460,260,805
Preferred stock warrants	116,451,872	1,865,455
Common stock warrants	—	58,501
Options to purchase common stock	67,604,157	52,878,539
	682,888,260	515,063,300